Business acquisition and deconsolidation (Details) ¥ in Thousands, $ in Thousands					1 Months Ended				12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 10, 2025 CNY (¥)	Sep. 02, 2025 CNY (¥)	Aug. 21, 2021 CNY (¥)	Apr. 30, 2024 CNY (¥)	Oct. 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2018
Business acquisition and deconsolidation
Goodwill									¥ 274,326		$ 39,228	¥ 362,399
Carrying amount of the consideration payables									¥ 8,160
Shanghai Mansen Brand Management Co., Ltd
Business acquisition and deconsolidation
Percentage of ownership interest held.									33.52%		33.52%
Shanghai Mansen Brand Management Co., Ltd | Subsequent Event
Business acquisition and deconsolidation
Disposal group including discontinued operation consideration										¥ 500
Shanghai Mansen Brand Management Co., Ltd | Disposal group not discontinued operations
Business acquisition and deconsolidation
Percentage of ownership interest sold			41.00%
Hangzhou Baichen Technology Co., Ltd. | Disposal group not discontinued operations
Business acquisition and deconsolidation
Cash received upon deconsolidation of a subsidiary	¥ 3,370
Gain (loss) on disposition of stock in subsidiary									¥ (2,527)
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Business acquisition and deconsolidation
Percentage of equity interests acquired													51.00%
Total consideration				¥ 45,900
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | Disposal group not discontinued operations
Business acquisition and deconsolidation
Cash received upon deconsolidation of a subsidiary		¥ 11,500
Gain (loss) on disposition of stock in subsidiary									35,095
Gaipu (Shanghai) Commercial Co., Ltd.
Business acquisition and deconsolidation
Percentage of equity interests acquired								100.00%
Total consideration								¥ 176,385
Shanghai Mansen Brand Management Co., Ltd
Business acquisition and deconsolidation
Percentage of equity interests acquired							51.00%
Total consideration							¥ 32,640
Goodwill							¥ 10,588
Debt securities and equity method investments									156,004
Impairment losses of debt investments									151,626
Impairment losses equity method investments									3,878
Shanghai Mansen Brand Management Co., Ltd | Shanghai Mansen Brand Management Co., Ltd | Disposal group not discontinued operations
Business acquisition and deconsolidation
Disposal group including discontinued operation consideration			¥ 4,760
Hangzhou Baichen Technology Co., Ltd.
Business acquisition and deconsolidation
Percentage of equity interests acquired						51.00%
Total consideration						¥ 3,112
Goodwill						¥ 762
Zhejiang Location Information Technology Co., Ltd
Business acquisition and deconsolidation
Percentage of equity interests acquired					51.00%
Total consideration					¥ 75,885
Goodwill					¥ 56,869
Maximum amount of contingent consideration arrangement									¥ 32,700